SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Customer Loyalty Program Line Items
Redemption period of membership points	3 years
Accrued liability related to customer loyalty program	¥ 4,412,036	¥ 3,740,948
Advertising costs
Total advertising expenses	28,946,698	¥ 16,104,661	¥ 24,793,826
Fair value measurements
Nominal Unpaid Principal Balance	2,465,314,365
Level 2
Fair value measurements
Aggregate Fair Value	2,506,136,601
Aggregate Fair Value | Level 2
Fair value measurements
Aggregate Fair Value	2,506,136,601
Long-term borrowings, including current portion
Fair value measurements
Nominal Unpaid Principal Balance	1,166,594,365
Long-term borrowings, including current portion | Aggregate Fair Value | Level 2
Fair value measurements
Aggregate Fair Value	1,217,498,714
2018 Senior Notes
Fair value measurements
Nominal Unpaid Principal Balance	1,298,720,000
2018 Senior Notes | Aggregate Fair Value | Level 2
Fair value measurements
Aggregate Fair Value	¥ 1,288,637,887